DEPOSITS - Schedule of Security Deposits and Maintenance Reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	R$ 3,392,662	R$ 2,293,495
Additions	2,690,054	617,975
Returns	(586,341)	(240,951)
Provision movement	(507,063)	113,149
Use by the lessor	(218,009)	(41,042)
GUC	(1,508,054)
Foreign currency exchange	(383,540)	650,036
Balance at the end of the period	2,879,709	3,392,662
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	688,034	418,537
Additions	1,019,827	220,698
Returns	(188,011)	(57,028)
Provision movement	0	0
Use by the lessor	0	0
GUC	(631,760)
Foreign currency exchange	(80,500)	105,827
Balance at the end of the period	807,590	688,034
Letters of credit	607,597
Maintenance reserves
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	2,704,628	1,874,958
Additions	1,670,227	397,277
Returns	(398,330)	(183,923)
Provision movement	(507,063)	113,149
Use by the lessor	(218,009)	(41,042)
GUC	(876,294)
Foreign currency exchange	(303,040)	544,209
Balance at the end of the period	2,072,119	R$ 2,704,628
Letters of credit	R$ 1,268,263